UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-08476

                                         The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Multimedia Trust Inc.

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Multimedia Trust Inc. (the Fund) was 3.0%, compared with a total return of 5.0% for the Morgan Stanley Capital International (MSCI) World Index. The total return for the Fund’s publicly traded shares was 0.3%. The Fund’s NAV per share was $8.99, while the price of the publicly traded shares closed at $9.24 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(11/15/94)
Gabelli Multimedia Trust Inc.
NAV Total Return (b)	3.04%	7.23%	8.97%	10.81%	8.22%	8.99%
Investment Total Return (c)	0.28	5.08	10.81	13.31	9.80	9.57
Standard & Poor’s 500 Index	7.71	17.91	13.95	11.97	9.65	10.22(d)
MSCI World Index	4.98	11.24	9.28	8.56	8.15	7.35(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 and MSCI World Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data are available.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 95.5%
	DISTRIBUTION COMPANIES — 56.7%
	Broadcasting — 9.7%
10,000	Asahi Broadcasting Corp.	$70,850
66,000	CBS Corp., Cl. A, Voting	3,831,300
6,400	Chubu-Nippon Broadcasting Co. Ltd.	45,682
16,000	Cogeco Inc.	721,682
17,000	Corus Entertainment Inc., OTC, Cl. B	55,587
43,000	Corus Entertainment Inc., Toronto, Cl. B	139,488
34,000	Discovery Inc., Cl. A†	1,088,000
180,000	Discovery Inc., Cl. C†	5,324,400
242,199	Dish TV India Ltd., GDR†	174,407
81,000	Grupo Radio Centro SAB de CV, Cl. A†	62,674
16,713	Informa plc	166,036
360,000	ITV plc	740,674
4,550	Lagardere SCA	140,046
11,500	Liberty Broadband Corp., Cl. A†	969,795
33,000	Liberty Broadband Corp., Cl. C†	2,781,900
22,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	955,680
72,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,128,400
68,566	Media Prima Berhad†	8,118
59,000	MSG Networks Inc., Cl. A†	1,522,200
36,000	Nippon Television Holdings Inc.	623,552
4,650	NRJ Group	44,271
200,000	Pandora Media Inc.†	1,902,000
3,000	RTL Group SA	213,343
48,000	Salem Media Group Inc.	163,200
33,000	Sinclair Broadcast Group Inc., Cl. A	935,550
17,000	TEGNA Inc.	203,320
45,000	Television Broadcasts Ltd.	127,901
23,000	Television Francaise 1	242,741
72,000	Tokyo Broadcasting System Holdings Inc.	1,498,046
240,000	TV Azteca SA de CV	29,240

		27,910,083

	Business Services — 1.7%
1,000	Convergys Corp.	23,740
36,000	Emerald Expositions Events Inc.	593,280
6,000	Fluent Inc.†	12,900
6,000	Impellam Group plc	39,884
2,000	Qumu Corp.†	5,400
17,500	S&P Global Inc.	3,419,325
19,000	Zayo Group Holdings Inc.†	659,680

		4,754,209

	Cable — 9.6%
40,000	Altice Europe NV, Cl. A†	107,885
34,500	AMC Networks Inc., Cl. A†	2,288,730
800	Cable One Inc.	706,888
9,700	Charter Communications Inc., Cl. A†	3,161,036
36,500	Cogeco Communications Inc.	1,828,320

Shares		Market Value

134,000	Comcast Corp., Cl. A	$4,744,940
32,931	Liberty Global plc, Cl. A†	952,694
180,177	Liberty Global plc, Cl. C†	5,073,784
101,690	Rogers Communications Inc., New York, Cl. B	5,227,883
19,310	Rogers Communications Inc., Toronto, Cl. B	993,120
10,000	Shaw Communications Inc., New York, Cl. B	194,900
78,000	Shaw Communications Inc., Toronto, Cl. B	1,519,963
4,000	Telenet Group Holding NV†	220,228
50,000	WideOpenWest Inc.†	560,500

		27,580,871

	Computer Software and Services — 0.3%
5,000	CyrusOne Inc., REIT	317,000
150,000	Groupon Inc.†	565,500

		882,500

	Consumer Services — 2.1%
5,666	Cars.com Inc.†	156,438
10,000	H&R Block Inc.	257,500
14,400	IAC/InterActiveCorp.†	3,120,768
6,200	Liberty Expedia Holdings Inc., Cl. A†	291,648
22,000	Liberty TripAdvisor Holdings Inc., Cl. A†	326,700
89,000	Qurate Retail Inc.†	1,976,690

		6,129,744

	Diversified Industrial — 0.6%
16,000	Bouygues SA	691,614
3,000	Fortune Brands Home & Security Inc.	157,080
23,000	Jardine Strategic Holdings Ltd.	834,900
6,000	Malaysian Resources Corp. Bhd	1,044

		1,684,638

	Entertainment — 10.1%
55,000	Borussia Dortmund GmbH & Co. KGaA	490,108
115,000	Entertainment One Ltd.	619,353
10,000	Global Eagle Entertainment Inc.†	28,200
37,000	Gogo Inc.†	192,030
247,500	Grupo Televisa SAB, ADR	4,390,650
18,000	Liberty Media Corp.- Liberty Braves, Cl. A†	491,040
91,020	Liberty Media Corp.- Liberty Braves, Cl. C†	2,480,295
10,750	Liberty Media Corp.- Liberty Formula One, Cl. A†	382,485
27,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,004,130
4,000	M6 Metropole Television SA	80,623
27,900	Naspers Ltd., Cl. N	6,020,738
2,400	Netflix Inc.†	897,912
65,073	Reading International Inc., Cl. A†	1,028,153
8,000	Reading International Inc., Cl. B†	240,000
5,000	Roku Inc.†	365,150
48,000	Sky plc	1,081,724
11,000	Take-Two Interactive Software Inc.†	1,517,890
24,000	The Madison Square Garden Co, Cl. A†	7,567,680

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
300,000	Wow Unlimited Media Inc.†(a)	$278,713

		29,156,874

	Equipment — 1.5%
12,500	American Tower Corp., REIT	1,816,250
3,600	Amphenol Corp., Cl. A	338,472
50,000	Corning Inc.	1,765,000
200	Furukawa Electric Co. Ltd.	6,654
6,500	QUALCOMM Inc.	468,195

		4,394,571

	Financial Services — 2.5%
15,000	Caribbean Investment Holdings Ltd.†	3,617
35,500	Kinnevik AB, Cl. A	1,092,474
41,000	Kinnevik AB, Cl. B	1,241,432
6,100	LendingTree Inc.†	1,403,610
40,000	PayPal Holdings Inc.†	3,513,600
14,000	Waterloo Investment Holdings Ltd.†(b)	3,500

		7,258,233

	Food and Beverage — 0.3%
7,000	Davide Campari-Milano SpA	59,614
2,994	Pernod Ricard SA	491,184
1,500	Remy Cointreau SA	195,405

		746,203

	Real Estate — 0.2%
3,000	Crown Castle International Corp., REIT	333,990
15,000	Midway Investments†(b)	98
10,000	Uniti Group Inc., REIT†	201,500

		535,588

	Retail — 0.5%
200	Amazon.com Inc.†	400,600
10,000	Bed Bath & Beyond Inc.	150,000
5,000	Best Buy Co. Inc.	396,800
25,000	FTD Companies Inc.†	65,750
20,000	Mattel Inc.†	314,000

		1,327,150

	Satellite — 3.3%
1,000	Asia Satellite Telecommunications Holdings Ltd.	782
113,000	DISH Network Corp., Cl. A†	4,040,880
28,900	EchoStar Corp., Cl. A†	1,340,093
24,000	Intelsat SA†	720,000
33,000	Iridium Communications Inc.†	742,500
57,500	Loral Space & Communications Inc.†	2,610,500
250,000	PT Indosat Tbk	51,169
3,000	SKY Perfect JSAT Holdings Inc.	14,469

		9,520,393

Shares		Market Value

	Telecommunications: Long Distance — 1.4%
74,517	AT&T Inc.	$2,502,281
2,020	BCE Inc., New York	81,850
1,074	BCE Inc., Toronto	43,512
200,000	Sprint Corp.†	1,308,000

		3,935,643

	Telecommunications: National — 4.9%
5,000	China Telecom Corp. Ltd., ADR	247,100
5,000	China Unicom Hong Kong Ltd., ADR	58,450
61,000	Deutsche Telekom AG, ADR	977,525
20,000	Dycom Industries Inc.†	1,692,000
16,000	Elisa Oyj	678,610
3,605	Hellenic Telecommunications Organization SA	44,242
40,000	Inmarsat plc	260,681
11,874	Liberty Latin America Ltd., Cl. A†	247,454
34,016	Liberty Latin America Ltd., Cl. C†	701,750
1,000	Magyar Telekom Telecommunications plc, ADR	7,013
2,000	Maroc Telecom	30,303
10,000	Nippon Telegraph & Telephone Corp.	451,681
5,000	Oi SA, ADR	2,293
200	Oi SA, Cl. C, ADR	546
4,000	Orange SA, ADR	63,560
22,000	PLDT Inc., ADR	565,400
6,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	146,880
6,000	Rostelecom PJSC, ADR	38,449
26,000	Swisscom AG, ADR	1,178,320
10,000	Tele2 AB, Cl. B	120,395
6,000	Telecom Argentina SA, ADR	104,520
375,000	Telecom Italia SpA†	227,711
50,000	Telecom Italia SpA	26,901
17,500	Telefonica Brasil SA, ADR	170,275
105,710	Telefonica SA, ADR	830,881
145,000	Telekom Austria AG	1,122,909
55,000	Telesites SAB de CV†	42,968
15,172	Telia Co. AB	69,685
2,400	Telstra Corp. Ltd., ADR	27,588
100,000	VEON Ltd., ADR	290,000
66,000	Verizon Communications Inc.	3,523,740

		13,949,830

	Telecommunications: Regional — 3.0%
56,000	CenturyLink Inc.	1,187,200
20,000	Cincinnati Bell Inc.†	319,000
60,088	GCI Liberty Inc., Cl. A†	3,064,488
15,000	Ocean Outdoor Ltd.†(b)	143,625
80,000	Telephone & Data Systems Inc.	2,434,400
8,000	TELUS Corp., New York	294,720
32,000	TELUS Corp., Toronto	1,179,515

		8,622,948

	Wireless Communications — 5.0%
55,000	Altice USA Inc., Cl. A	997,700

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
55,000	America Movil SAB de CV, Cl. L, ADR	$883,300
95,000	Global Telecom Holding SAE, GDR†	17,600
240,000	Jasmine International PCL(b)	41,187
63,000	Millicom International Cellular SA, SDR	3,618,775
82,000	NTT DoCoMo Inc.	2,204,805
19,000	Orascom Investment Holding, GDR†	3,800
56,000	ORBCOMM Inc.†	608,160
34,000	SK Telecom Co. Ltd., ADR	947,920
4,203	Tim Participacoes SA, ADR	60,901
45,000	T-Mobile US Inc.†	3,158,100
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	48,200
30,000	United States Cellular Corp.†	1,343,400
25,000	Vodafone Group plc, ADR	542,500

		14,476,348

	TOTAL DISTRIBUTION COMPANIES	162,865,826

	COPYRIGHT/CREATIVITY COMPANIES — 38.8%
	Business Services — 0.1%
8,000	Scientific Games Corp.†	203,200

	Business Services: Advertising — 1.8%
1,000	Boston Omaha Corp., Cl. A†	29,900
244,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,451,800
1,300	Harte-Hanks Inc.†	9,269
11,557	JCDecaux SA	422,675
9,400	Lamar Advertising Co., Cl. A, REIT	731,320
27,000	National CineMedia Inc.	285,930
1,500	Publicis Groupe SA	89,656
4,000	Ströeer SE & Co KGaA	228,680
10,000	Telaria Inc.†	37,900
89,000	The Interpublic Group of Companies Inc.	2,035,430

		5,322,560

	Computer Hardware — 2.0%
25,000	Apple Inc.	5,643,500

	Computer Software and Services — 11.3%
38,000	Activision Blizzard Inc.	3,161,220
4,000	Actua Corp.†(b)	2,280
5,300	Alphabet Inc., Cl. A†	6,397,524
1,300	Alphabet Inc., Cl. C†	1,551,511
11,000	Blucora Inc.†	442,750
69,000	comScore Inc.†	1,257,870
25,000	Dell Technologies Inc., Cl. V†	2,428,000
65,000	eBay Inc.†	2,146,300
4,000	Electronic Arts Inc.†	481,960
47,000	Facebook Inc., Cl. A†	7,729,620
8,000	GrubHub Inc.†	1,108,960
110,000	Hewlett Packard Enterprise Co.	1,794,100
79,000	Internap Corp.†	997,770

Shares		Market Value

12,000	InterXion Holding NV†	$807,600
10,000	Microsoft Corp.	1,143,700
7,000	QTS Realty Trust Inc., Cl. A, REIT	298,690
300	Red Violet Inc.†	1,953
6,000	SoftBank Group Corp.	605,703

		32,357,511

	Consumer Products — 0.8%
2,000	Nintendo Co. Ltd.	729,801
33,000	Nintendo Co. Ltd., ADR	1,500,345

		2,230,146

	Consumer Services — 0.3%
224	Liq Participacoes SA†	49
6,302	Marriott Vacations Worldwide Corp.	704,249
2,857	Modern Times Group MTG AB, Cl. B	104,798
5,000	XO Group Inc.†	172,400

		981,496

	Electronics — 4.9%
2,000	IMAX Corp.†	51,600
5,000	Intel Corp.	236,450
3,440	Koninklijke Philips NV	156,554
40,000	Micro Focus International plc, ADR	739,200
212,000	Sony Corp., ADR	12,857,800

		14,041,604

	Entertainment — 7.6%
50,000	Entravision Communications Corp., Cl. A	245,000
79,200	GMM Grammy Public Co. Ltd.†	19,592
5,000	Lions Gate Entertainment Corp., Cl. A	121,950
36,000	Lions Gate Entertainment Corp., Cl. B	838,800
23,000	Live Nation Entertainment Inc.†	1,252,810
1,500	RLJ Entertainment Inc.†	9,300
17,000	STV Group plc	86,305
7,500	The Walt Disney Co.	877,050
116,000	Twenty-First Century Fox Inc., Cl. A	5,374,280
115,000	Twenty-First Century Fox Inc., Cl. B	5,269,300
56,000	Universal Entertainment Corp.†	1,707,798
52,790	Viacom Inc., Cl. A	1,929,475
44,000	Viacom Inc., Cl. B	1,485,440
78,000	Vivendi SA	2,007,756
8,000	World Wrestling Entertainment Inc., Cl. A	773,840

		21,998,696

	Hotels and Gaming — 6.7%
102,000	Boyd Gaming Corp.	3,452,700
600	Churchill Downs Inc.	166,620
15,000	Full House Resorts Inc.†	43,200
12,000	Golden Entertainment Inc.†	288,120
4,200	Greek Organization of Football Prognostics SA	44,083
18,427	GVC Holdings plc	220,604
46,000	International Game Technology plc	908,500
27,000	Las Vegas Sands Corp.	1,601,910

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Hotels and Gaming (Continued)
156,250	Mandarin Oriental International Ltd.	$320,313
31,500	Melco Crown Entertainment Ltd., ADR	666,225
22,000	MGM China Holdings Ltd	34,848
64,000	MGM Resorts International	1,786,240
4,000	Penn National Gaming Inc.†	131,680
70,700	Ryman Hospitality Properties Inc., REIT	6,092,219
27,000	Wynn Resorts Ltd.	3,430,620

		19,187,882

	Publishing — 2.8%
12,000	AH Belo Corp., Cl. A	55,200
20,000	Arnoldo Mondadori Editore SpA†	34,646
974,000	Bangkok Post plc†	78,305
800	Graham Holdings Co., Cl. B	463,440
800	John Wiley & Sons Inc., Cl. B	49,080
11,500	Meredith Corp.	587,075
5,263	Nation International Edutainment Public Co. Ltd.†	508
1,000,000	Nation Multimedia Group Public Co. Ltd.†	11,750
28,000	News Corp., Cl. A	369,320
60,000	News Corp., Cl. B	816,000
6,779	Novus Holdings Ltd.	1,989
1,000	Scholastic Corp.	46,690
247,000	Singapore Press Holdings Ltd.	518,555
600	Spir Communication(b)	1,230
11,000	Telegraaf Media Groep NV†(b)	76,629
76,500	The E.W. Scripps Co., Cl. A	1,262,250
94,000	Tribune Media Co., Cl. A	3,612,420
2,200	Wolters Kluwer NV	137,115

		8,122,202

	Real Estate — 0.5%
3,000	Equinix Inc., REIT	1,298,670
10,000	Outfront Media Inc.,, REIT	199,500

		1,498,170

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	111,586,967

	TOTAL COMMON STOCKS	274,452,793

	CLOSED-END FUNDS — 3.3%
139,000	Altaba Inc.†	9,468,680

	PREFERRED STOCKS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Telecommunications: Regional — 0.0%
5,500	GCI Liberty Inc., Ser. A, 7.000%	137,885

Shares		Market Value

	RIGHTS — 0.0%
	COPYRIGHT/CREATIVITY COMPANIES — 0.0%
	Hotels and Gaming — 0.0%
120,000	Ladbrokes plc, CVR†	$2,033

	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(b)	0

	TOTAL RIGHTS	2,033

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Bhd, expire 10/29/27†	39

	Telecommunications — 0.0%
117,647	Jasmine International PCL, expire 07/05/20†	8,440

	TOTAL WARRANTS.	8,479

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$ 3,320,000	U.S. Treasury Bills, 2.097% to 2.165%††, 12/20/18 to 12/27/18	3,303,988

	TOTAL INVESTMENTS — 100.0% (Cost $197,148,609)	$287,373,858

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $278,713 or 0.10% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

North America	76.1%	$218,800,880
Europe	10.3	29,565,710
Japan	7.8	22,317,187
South Africa	2.1	6,022,727
Latin America	2.0	5,789,381
Asia/Pacific	1.7	4,856,573
Africa/Middle East	0.0*	21,400
Total Investments	100.0%	$287,373,858

*	Amount represents less than 0.05%.

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Copyright/Creativity Companies
Computer Software and Services	$ 32,355,231	—	$ 2,280	$ 32,357,511
Publishing	7,954,288	$ 90,055	77,859	8,122,202
Other Industries (a)	71,107,254	—	—	71,107,254
Distribution Companies
Financial Services	7,254,733	—	3,500	7,258,233
Real Estate	535,490	—	98	535,588
Telecommunications: National	13,911,381	38,449	—	13,949,830
Telecommunications: Regional	8,479,323	—	143,625	8,622,948
Wireless Communications	14,435,161	—	41,187	14,476,348
Other Industries (a)	118,022,879	—	—	118,022,879
Total Common Stocks	274,055,740	128,504	268,549	274,452,793
Closed-End Funds	9,468,680	—	—	9,468,680
Preferred Stocks (a)	137,885	—	—	137,885
Rights (a)	—	2,033	—	2,033
Warrants (a)	8,479	—	—	8,479
U.S. Government Obligations	—	3,303,988	—	3,303,988
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$283,670,784	$3,434,525	$268,549	$287,373,858

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold restricted securities.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC.
One Corporate Center
Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Christopher J. Marangi

Managing Director,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant, Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GGT Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.